Segments of Operations	12 Months Ended
Dec. 31, 2011
Segments of Operations [Abstract]
Segments of Operations
C.	Segments of Operations

AFG manages its business as three segments: (i) property and casualty insurance, (ii) annuity and supplemental insurance and (iii) other, which includes holding company assets and costs, and the assets and operations of the managed investment entities.

AFG reports its property and casualty insurance business in the following Specialty sub-segments: (i) Property and transportation, which includes physical damage and liability coverage for buses, trucks and recreational vehicles, inland and ocean marine, agricultural-related products and other property coverages, (ii) Specialty casualty, which includes primarily excess and surplus, general liability, executive liability, umbrella and excess liability, customized programs for small to mid-sized businesses and California workers’ compensation, and (iii) Specialty financial, which includes risk management insurance programs for lending and leasing institutions (including collateral and mortgage protection insurance), surety and fidelity products and trade credit insurance. AFG’s annuity and supplemental insurance business markets traditional fixed and indexed annuities and a variety of supplemental insurance products such as Medicare supplement.

AFG’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.

Sales of property and casualty insurance outside of the United States represented 5% of AFG’s revenues in 2011, and 4% in both 2010 and 2009.

The following tables (in millions) show AFG’s assets, revenues and operating earnings before income taxes by significant business segment and sub-segment.

	2011	2010	2009
Assets
Property and casualty insurance (a)	$11,740	$11,466	$11,711
Annuity and supplemental insurance	20,389	17,696	15,387
Other	3,709	3,079	344

Total assets	$35,838	$32,241	$27,442

Revenues
Property and casualty insurance:
Premiums earned:
Specialty
Property and transportation	$1,412	$1,167	$909
Specialty casualty	872	873	917
Specialty financial	408	446	517
Other	67	64	69

Total premiums earned	2,759	2,550	2,412
Investment income	296	341	414
Realized gains (losses)	97	88	123
Other income	65	64	106

Total property and casualty insurance	3,217	3,043	3,055
Annuity and supplemental insurance:
Investment income	944	856	784
Life, accident and health premiums	430	451	444
Realized gains (losses)	(23)	—	(86)
Other income	104	110	114

Total annuity and supplemental insurance	1,455	1,417	1,256
Other	78	37	9

Total revenues	$4,750	$4,497	$4,320

Operating Earnings Before Income Taxes
Property and casualty insurance:
Underwriting:
Specialty
Property and transportation	$113	$141	$237
Specialty casualty	35	45	64
Specialty financial	65	123	148
Other	18	8	(9)
Other lines (b)	(51)	(11)	(7)

Total underwriting	180	306	433
Investment and other income, net	263	299	338
Realized gains (losses)	97	88	123

Total property and casualty insurance	540	693	894
Annuity and supplemental insurance:
Operations	222	197	152
Realized gains (losses)	(23)	—	(86)

Total annuity and supplemental insurance	199	197	66
Other (c)	(181)	(196)	(142)

Total operating earnings before income taxes	$558	$694	$818

(a)	Not allocable to sub-segments.
(b)	Includes a second quarter 2011 special charge of $50 million to increase asbestos and environmental reserves.
(c)	Includes holding company expenses, a second quarter 2011 special charge of $9 million to increase asbestos and environmental reserves and $24 million and $64 million in losses of managed investment entities attributable to noncontrolling interests for the years ended December 31, 2011 and 2010, respectively.